Liquidity and Going Concern (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2025
Liquidity and Going Concern [Abstract]
Net loss	$ (5,317,987)	$ (1,853,613)	$ (1,850,000)
Net cash used in operating activities	(2,591,568)	$ (1,703,869)
Accumulated deficit	$ (30,519,103)			$ (25,201,116)